Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of the basic and diluted net loss per share (in thousands, except share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Numerator:
Net loss	$(152,594)	$(1,298)	$(154,258)	$(3,914)
Denominator:
Weighted average shares of common stock outstanding, basic and diluted	201,686,617	200,000,000	200,568,383	200,000,000

Net loss per share, basic and diluted	$(0.76)	$(0.01)	$(0.77)	$(0.02)

There were no outstanding securities considered anti-dilutive for computation of diluted net loss per share for the year ended December 31, 2023.

	Year Ended December 31,
	2024	2023
Net loss (in thousands)	$(4,690)	$(3,261)

Net loss per share — basic and diluted	$(0.02)	$(0.02)
Weighted average number of shares during the period — basic and diluted	200,000,000	200,000,000

Schedule of Potentially Dilutive Securities not included in the Diluted Per Share Calculations	Potentially dilutive securities that were not included in the diluted per share calculations were as follows:

	September 30,
	2025	2024
Shares subject to outstanding common stock warrants	8,760,000	8,760,000
Shares subject to outstanding common stock options	50,000,000	50,000,000
Retainer shares	12,500,000	—

Total	71,260,000	58,760,000